Supplement dated December 31, 2025 to the Prospectus and Summary Prospectus dated May 1, 2025
Product Name	Prospectus Form #
RiverSource® Structured Solutions 2SM annuity	PRO9119_12_D01_(05/25) ISP9119_12_D01_(05/25)
The information in this supplement updates and amends certain information contained in the prospectus and summary prospectus referenced above. Please read it carefully and keep it with your product prospectuses for future reference. Except as modified in this supplement, all other terms and information contained in the prospectuses remain in effect and unchanged.
Effective January 1, 2026, the table in the section "Appendix A: Investment Options Available Under the Contract" of the Prospectus and Summary Prospectus with respect to fixed options available under the Contract is hereby superseded and replaced with the following:
The following is a list of fixed option(s) currently available under the Contract. See “Investment Options – Interim Account” for more information.
Name	Minimum Guaranteed Interest Rate
Interim Account	Contract Issue Year:
2026: 2.40%
2025: 2.65%
2024: 3.00%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9119-0008_(12/25)